Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	122.16
Maximum Aggregate Offering Price	$ 36,648,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,610.81
Offering Note
(1)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum offering price per unit and maximum aggregate offering price are based on the average of the high and low price of the Registrant’s common stock on July 28, 2025, as reported on the New York Stock Exchange.